SUPPLEMENTARY INFORMATION TO THE CONSOLIDATED STATEMENTS OF INCOME	12 Months Ended
Mar. 31, 2011
SUPPLEMENTARY INFORMATION TO THE CONSOLIDATED STATEMENTS OF INCOME

21. SUPPLEMENTARY INFORMATION TO THE CONSOLIDATED STATEMENTS OF INCOME

The following amounts are included in selling, general, administrative and others, net for the years ended March 31, 2009, 2010 and 2011:

	Yen in millions			U.S. Dollars in thousands
	2009	2010	2011	2011
Research and Development Costs	¥6,883	¥6,782	¥7,283	$87,747
Advertising Costs	5,747	4,203	4,462	53,759
Shipping and Handling Costs	6,590	5,492	5,770	69,518
Government Grants *	(122)	(339)	(1,327)	(15,988)

*	Government Grants are related to value added tax incentives granted by Parana state in Brazil.